GRAYSCALE FUNDS TRUST

SUPPLEMENT DATED March 31, 2026 TO THE STATEMENT OF ADDITIONAL INFORMATION
OF GRAYSCALE BITCOIN MINERS ETF

The following disclosure shall be included in the first paragraph in the section titled “PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS”:

Except as otherwise set forth in this SAI, in certain circumstances, the Fund may accept orders for the purchase or redemption of Creation Units to be effected on the trade date (i.e., where the Order Placement Date and trade date are the same Business Day), provided that such orders are received in proper form and accepted by the Trust by the end of the Business Day.